Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
SMID Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 97.4%
Aerospace & Defense — 2.6%
HEICO Corp., Class A	5,393	$612,645
Kratos Defense & Security Solutions, Inc.*	23,580	643,262
Teledyne Technologies, Inc.*	2,937	1,214,890
		2,470,797
Apparel — 1.3%
Deckers Outdoor Corp.*	3,900	1,288,638
Auto Parts & Equipment — 0.8%
Fox Factory Holding Corp.*	6,077	772,144
Biotechnology — 11.4%
Allogene Therapeutics, Inc.*	9,657	340,892
Alnylam Pharmaceuticals, Inc.*	5,529	780,639
Arena Pharmaceuticals, Inc.*	6,200	430,218
Argenx S.E., ADR*	2,203	606,684
Atea Pharmaceuticals, Inc.*	6,658	411,131
Beam Therapeutics, Inc.*	12,534	1,003,221
Berkeley Lights, Inc.*	4,018	201,824
Certara, Inc.*	20,366	555,992
Exelixis, Inc.*	33,039	746,351
Guardant Health, Inc.*	13,525	2,064,591
Halozyme Therapeutics, Inc.*	25,654	1,069,515
Novavax, Inc.*	1,548	280,668
Pacific Biosciences of California, Inc.*	14,025	467,173
Relay Therapeutics, Inc.*	6,240	215,717
REVOLUTION Medicines, Inc.*	5,379	246,789
Turning Point Therapeutics, Inc.*	3,435	324,917
Twist Bioscience Corp.*	1,743	215,888
Ultragenyx Pharmaceutical, Inc.*	5,939	676,215
Y-mAbs Therapeutics, Inc.*	10,180	307,843
		10,946,268
Building Materials — 1.7%
Lennox International, Inc.	1,803	561,797
The AZEK Co., Inc*	24,770	1,041,578
		1,603,375
Chemicals — 2.7%
Ashland Global Holdings, Inc.	12,641	1,122,142
RPM International, Inc.	15,880	1,458,578
		2,580,720
Commercial Services — 3.5%
Avalara, Inc.*	9,242	1,233,160
Booz Allen Hamilton Holding Corp.	13,282	1,069,599
Shift4 Payments, Inc., Class A*	12,458	1,021,681
		3,324,440
Computers — 2.0%
Rapid7, Inc.*	13,540	1,010,219
Varonis Systems, Inc.*	16,840	864,566
		1,874,785
Distribution & Wholesale — 1.9%
Pool Corp.	2,655	916,612
	Number of Shares	Value†

Distribution & Wholesale — (continued)
SiteOne Landscape Supply, Inc.*	5,562	$949,656
		1,866,268
Diversified Financial Services — 1.6%
Evercore, Inc., Class A	5,985	788,464
Stifel Financial Corp.	11,736	751,808
		1,540,272
Electrical Components & Equipment — 3.4%
Generac Holdings, Inc.*	6,264	2,051,147
Novanta, Inc.*	9,357	1,234,094
		3,285,241
Electronics — 2.2%
Allegion PLC	8,135	1,021,919
Badger Meter, Inc.	11,171	1,039,685
		2,061,604
Energy-Alternate Sources — 1.2%
Enphase Energy, Inc.*	4,608	747,233
Shoals Technologies Group, Inc., Class A*	11,564	402,196
		1,149,429
Engineering & Construction — 1.1%
Jacobs Engineering Group, Inc.	8,247	1,066,090
Entertainment — 0.5%
Churchill Downs, Inc.	2,304	523,976
Environmental Control — 0.7%
Tetra Tech, Inc.	5,221	708,594
Healthcare Products — 10.5%
10X Genomics, Inc., Class A*	5,224	945,544
Bio-Techne Corp.	4,599	1,756,496
Castle Biosciences, Inc.*	7,505	513,792
iRhythm Technologies, Inc.*	2,189	303,964
Neogen Corp.*	5,654	502,584
Nevro Corp.*	4,727	659,416
PerkinElmer, Inc.	13,754	1,764,501
Quanterix Corp.*	8,614	503,661
Repligen Corp.*	3,282	638,054
Tandem Diabetes Care, Inc.*	8,075	712,619
Teleflex, Inc.	2,413	1,002,505
West Pharmaceutical Services, Inc.	2,722	767,005
		10,070,141
Healthcare Services — 1.9%
American Well Corp., Class A*	13,311	231,212
Molina Healthcare, Inc.*	6,969	1,629,073
		1,860,285
Household Products & Wares — 2.2%
Avery Dennison Corp.	5,783	1,062,048
The Scotts Miracle-Gro Co.	4,207	1,030,589
		2,092,637

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
SMID Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Internet — 3.0%
Anaplan, Inc.*	8,511	$458,317
Bumble, Inc., Class A*	5,762	359,434
Stitch Fix, Inc., Class A*	8,461	419,158
Zendesk, Inc.*	12,002	1,591,705
		2,828,614
Leisure Time — 3.1%
Brunswick Corp.	9,894	943,591
Planet Fitness, Inc., Class A*	9,122	705,131
Polaris, Inc.	5,437	725,839
YETI Holdings, Inc.*	8,619	622,378
		2,996,939
Lodging — 0.8%
Choice Hotels International, Inc.*	7,293	782,466
Machinery — Diversified — 4.3%
Chart Industries, Inc.*	7,228	1,028,906
Colfax Corp.*	27,132	1,188,653
IDEX Corp.	5,280	1,105,209
Xylem, Inc.	7,254	762,976
		4,085,744
Metal Fabricate/Hardware — 1.6%
Proto Labs, Inc.*	2,658	323,612
RBC Bearings, Inc.*	5,985	1,177,668
		1,501,280
Pharmaceuticals — 3.5%
Agios Pharmaceuticals, Inc.*	20,689	1,068,380
Elanco Animal Health, Inc.*	24,100	709,745
Galapagos N.V., ADR*	5,866	452,210
Neurocrine Biosciences, Inc.*	11,912	1,158,442
		3,388,777
Retail — 6.5%
Five Below, Inc.*	6,613	1,261,694
Floor & Decor Holdings, Inc., Class A*	11,879	1,134,207
Freshpet, Inc.*	8,543	1,356,714
RH*	2,462	1,468,829
Texas Roadhouse, Inc.*	10,092	968,227
		6,189,671
Semiconductors — 7.7%
Allegro MicroSystems, Inc.*	32,029	811,935
Brooks Automation, Inc.	11,573	944,936
Entegris, Inc.	18,220	2,036,996
Lattice Semiconductor Corp.*	15,817	712,081
MKS Instruments, Inc.	8,781	1,628,173
Monolithic Power Systems, Inc.	3,660	1,292,749
		7,426,870
Software — 13.0%
Alignment Healthcare, Inc.*	28,666	628,645
Bandwidth, Inc., Class A*	3,901	494,413
Bill.com Holdings, Inc.*	5,286	769,113
Blackline, Inc.*	8,541	925,844
DigitalOcean Holdings, Inc.*	15,921	670,752
	Number of Shares	Value†

Software — (continued)
Duck Creek Technologies, Inc.*	19,373	$874,497
Dynatrace, Inc.*	30,020	1,448,165
Elastic N.V.*	9,652	1,073,302
HubSpot, Inc.*	4,000	1,816,840
JFrog Ltd.*	9,725	431,498
MongoDB, Inc.*	3,050	815,662
nCino, Inc.*	7,014	467,974
Olo, Inc., Class A*	9,817	259,071
Qualtrics International, Inc., Class A*	20,480	673,997
Sailpoint Technologies Holdings, Inc.*	10,893	551,622
Vertex, Inc., Class A*	23,337	512,947
		12,414,342
Transportation — 0.7%
XPO Logistics, Inc.*	5,305	654,106
TOTAL COMMON STOCKS (Cost $71,984,202)		93,354,513

SHORT-TERM INVESTMENTS — 2.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.010%) (Cost $2,232,893)	2,232,893	2,232,893
TOTAL INVESTMENTS — 99.7% (Cost $74,217,095)		$95,587,406
Other Assets & Liabilities — 0.3%		248,377
TOTAL NET ASSETS — 100.0%		$95,835,783

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.E.— Societas Europaea.

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